COMMITMENTS - Schedule of Future Minimum Concession Fee Payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
2020	$ 1,045
2021	582
Total lease payments	1,627
Concession fee payments [Member]
2020	10,593
2021 and thereafter	$ 0